Commitments - Future minimum lease payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Oct. 01, 2019
Other Commitments [Line Items]
Rent expense	$ 5,143	$ 4,294
Security deposits	477	$ 460
Fiscal years ending February 28(29),
2021	6,104
2022	6,580
2023	6,577
2024	6,625
2025	5,664
Thereafter	21,516
Total	53,066
Seattle Lease
Other Commitments [Line Items]
Payments for termination of lease	$ 142
Fiscal years ending February 28(29),
Total			$ 25,836